Basis of Presentation and Significant Accounting Policies - (Details Textual) (Details) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) Service_Center	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Service_Center shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Accounting Policies [Line Items]
Inventory Write-down & Firm Purchase Commitment									$ (61,472)
Non-cash write-down of Inventory									53,971	$ 0	$ 0
Undistributed Earnings of Foreign Subsidiaries	$ 51,584								$ 51,584
Service centers | Service_Center	24								24
Joint venture ownership percentage	50.00%								50.00%
Income (Loss) from Continuing Operations	$ (121,252)	$ (28,772)	$ (47,095)	$ (15,662)	$ (30,242)	$ (8,852)	$ (68,061)	$ (15,563)	$ (212,781)	(122,718)	(41,874)
Operating Income (Loss)									(188,096)	(109,193)	(28,868)
Net loss	$ (120,569)	$ (27,817)	$ (46,252)	$ (15,127)	(29,684)	$ (8,028)	(67,066)	$ (14,610)	$ (209,765)	(119,388)	(39,533)
maximum maturity of investments to be considered cash equivalent									90 days
Shipping, Handling and Transportation Costs									$ 26,641	$ 33,598	$ 33,037
Percentage tax benefit recognized on dividends declared, joint venture subsidiaries									80.00%
Outstanding common stock equivalents | shares									0	0	0
Number of customers, annual sales in excess of 3% of total annual sales									0
Weighted average forfeiture rate	46.00%								46.00%
Measurement period for targeted goals under the long-term compensation plan									3 years
Unamortized Debt Issuance Expense	$ 4,147				6,853				$ 4,147	$ 6,853
Build to suit liability	$ 13,237				0				13,237	0
Impairment of goodwill							$ 56,160		0	56,160	$ 0
Impairment of Intangible Assets, Finite-lived									33,742	0	0
Net Cash Provided by (Used in) Operating Activities of Continuing Operations									(32,754)	(78,811)	70,895
Net Cash Provided by (Used in) Operating Activities									$ (22,133)	$ (75,077)	$ 74,385
Stock Options
Accounting Policies [Line Items]
Number of trading days preceeding grant date from which closing stock price used to determine exercise price, 2010 grants, alternate valuation method									10 days
Restricted Stock Units (RSUs)
Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years
Minimum | Stock Options
Accounting Policies [Line Items]
Contractual period for options granted									8 years
Minimum | Customer relationships
Accounting Policies [Line Items]
Intangible assets useful lives									4 years
Minimum | Trade name
Accounting Policies [Line Items]
Intangible assets useful lives									1 year
Maximum
Accounting Policies [Line Items]
Sales Revenue Not Recognized at Shipment, As a Percentage of Total Sales									2.00%	2.00%	2.00%
Maximum | Stock Options
Accounting Policies [Line Items]
Contractual period for options granted									10 years
Maximum | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Percentage concentration of sales									3.00%
Maximum | Customer relationships
Accounting Policies [Line Items]
Intangible assets useful lives									12 years
Maximum | Trade name
Accounting Policies [Line Items]
Intangible assets useful lives									10 years
North America
Accounting Policies [Line Items]
Service centers | Service_Center	19								19
Europe
Accounting Policies [Line Items]
Service centers | Service_Center	3								3
Asia
Accounting Policies [Line Items]
Service centers | Service_Center	2								2
United States | Geographic Concentration Risk
Accounting Policies [Line Items]
Percentage concentration of sales									66.00%
Executives and Employees | Minimum | Stock Options and Restricted Stock
Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year
Executives and Employees | Maximum | Stock Options and Restricted Stock
Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years
Director | Stock Options and Restricted Stock
Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years
Corporate Joint Venture [Member]
Accounting Policies [Line Items]
Goodwill					$ 3,525					$ 3,525
Impairment of goodwill									$ 1,763